Submission	12 Months Ended
Jun. 30, 2024
Submission [Line Items]
Central Index Key	0001775194
Registrant Name	UPEXI, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES